FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         (a)
                                                ----------
       or fiscal year:                      (b) 12/31/2002
                                                ----------

Is this a transition report? (Y or N)                                       N
                                                                         -------

Is this an amendment to a previous filing? (Y or N)                         N
                                                                         -------

Those items or sub-items with a box "[/]" after the item should be completed only if the answer has changed from the previous filing of this form.

1 A)  Registrant Name:    GE Capital Life  Separate Account III
  B)  File Number:        811-09861
  C) Telephone Number:    804.281.6243

2 A)  Street:   6610 West Broad Street
  B)  City:  Richmond     C)  State: VA   D) Zip Code: 23230     Zip Ext.:
  E)  Foreign Country:                                 Foreign Postal Code:

3 Is this the first filing on this form by the Registrant? (Y or N)         N
                                                                         -------

4 Is this the last filing on this form by the Registrant? (Y or N)          N
                                                                         -------

5 Is Registrant a small business investment company (SBIC)? (Y or N)        N
                                                                         -------
  [ If answer is "Y" (Yes), complete only items 89 through 110. ]

6 Is Registrant a unit investment trust (UIT)? (Y or N)
  [ If answer is "Y" (Yes) complete only items 111 through 132.]            Y
                                                                         -------

UNIT INVESTMENT TRUSTS

111 A) [/] Depositor Name:
    B) [/] File Number (If any):
    C) [/] City:  State:                Zip Code:        Zip Ext.:
       [/] Foreign Country:             Foreign Postal Code:

112 A) [/] Sponsor Name:
    B) [/] File Number (If any):
    C) [/] City:  State:                Zip Code:        Zip Ext.:
       [/] Foreign Country:             Foreign Postal Code:

113 A) [/] Trustee Name:
    B) [/] City:  State:                Zip Code:        Zip Ext.:
       [/] Foreign Country:             Foreign Postal Code:

114 A) [/] Sponsor Name:

    B) [/] File Number (If any):
    C) [/] City:  State:                Zip Code:        Zip Ext.:
       [/] Foreign Country:             Foreign Postal Code:

115 A) [/] Independent Public Accountant Name:
    B) [/] City:  State:                Zip Code:        Zip Ext.:
       [/] Foreign Country:             Foreign Postal Code:

116 Family of investment companies information:
    A) [/] Is Registrant part of a family of investment companies?
           (Y or N)
                                                                     -----------
    B) [/] Identify the family in 10 letters.
                                                                     -----------
    (NOTE: In filing this form, use this identification consistently for all investment companies in the family. This designation is for purposes of this form only.)

117 A) [ ] Is Registrant a separate account of an insurance
           company? (Y or N)                                              Y
                                                                     -----------
    If answer is "Y" (Yes), are any of the following types of
    contracts funded by the Registrant?;
    B) [/] Variable annuity contracts? (Y or N)
                                                                     -----------
    C) [/] Schedule premium variable life contracts? (Y or N)
                                                                     -----------
    D) [ ] Flexible premium variable life contracts? (Y or N)             Y
                                                                     -----------
    E) [/] Other types of insurance products registered under the
           Securities Act of 1933? (Y or N)
                                                                     -----------

118 [/] State the number of series existing at the end of the period that had securities registered under the Securities
        Act of 1933.
                                                                     -----------

119 [/] State the number of new series for which registration statements under the Securities Act of 1933 became
        effective during the period.
                                                                     -----------

120 [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119.

                                                                     -----------

121 [/] State the number of series for which a current prospectus was in existence at the end of the period.
                                                                     -----------

122 [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
        during the current period.
                                                                     -----------

123 [/] State the total value of the additional units considered in
        answering item 122.                                          $       641
                                                                     -----------

124 [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series).

                                                                     -----------

125 [/] State the total dollar amount of sales loads collected
        (before reallowances to other brokers or dealers) by
        Registrant's principal underwriter and any underwriter
        which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant.
                                                                     -----------

126 Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
    Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
    subsequent series.)
                                                                     -----------

127 List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of
                                       Series                    Total Income
                                     Investing   Total Assets    Distributions
                                     ---------   ------------   ----------------
    A) U.S. Treasury direct issue
                                     ---------   ------------   ----------------
    B) U.S. Government Agency
                                     ---------   ------------   ----------------
    C) State and municipal tax-free
                                     ---------   ------------   ----------------
    D) Public utility debt
                                     ---------   ------------   ----------------
    E) Brokers or dealers debt or
         debt of brokers' or
         dealers' parent
                                     ---------   ------------   ----------------
    F) All other corporate
         intermed. & long-term
         debt
                                     ---------   ------------   ----------------
    G) All other corporate
         short-term debt
                                     ---------   ------------   ----------------
    H) Equity securities of
          brokers or dealers or
          parents of brokers or
          dealers
                                     ---------   ------------   ----------------
    I) Investment company
        equity securities                    1   $      3,335   $              5
                                     ---------   ------------   ----------------
    J) All other equity securities
                                     ---------   ------------   ----------------
    K) Other securities
                                     ---------   ------------   ----------------

    L) Total assets of all series
         of registrant                       1   $      3,335   $              5
                                     =========   ============   ================

128 [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
        an entity other than the issuer? (Y or N)                         N
                                                                     -----------
         [ If the answer is "N" (No), go to item 131.]

129 [/] Is the issuer of any instrument covered in item 128
        delinquent or in default as to payment of principal or
        interest at the end of the current period? (Y or N)
                                                                     -----------
         [ If the answer is "N" (No), go to item 131.]

130 [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y or N)

131 [/] Total expenses incurred by all series of registrant during
        the current reporting period.                                $
                                                                     -----------

132 [/] List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing:

                             811-09861